Document and Entity Information	Feb. 01, 2022
Document Information [Line Items]
Entity Registrant Name	Astra Space, Inc.
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0001814329
Document Period End Date	Feb. 01, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	866
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Astra Space, Inc. (“Astra”) is filing this Amendment No. 1 to Astra’s Current Report on Form 8-K dated February 1, 2022, to disclose an additional date for Astra’s launch for National Aeronautics Space Administration (“NASA”) from Cape Canaveral, Florida, and to correct a tweet issued by Astra’s chief executive officer (@Kemp) on Twitter today. The tweet inadvertently announced an incorrect date for the launch. The tweet has since been corrected. No other changes have been made to the original Current Report on Form 8-K dated on February 1, 2022, and filed with the Securities and Exchange Commission on February 1, 2022.